Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,000
Previously Paid Amount	0.00
Total Fee Amount	10.41
Total Offset Amount	0.00
Net Fee	10.41
Narrative - Max Aggregate Offering Price	$ 68,000
Final Prospectus	true